Retail Class Prospectus | RS High Income Municipal Bond Fund
RS High Income Municipal Bond Fund (formerly “RS High Yield Municipal Bond Fund”)
Investment Objectives
To seek high current income exempt from federal income taxes with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 120 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 38 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class Prospectus RS High Income Municipal Bond Fund	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]
[1]	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Contingent deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Retail Class Prospectus RS High Income Municipal Bond Fund		Class A	Class C
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.25%	1.00%
Other Expenses		0.21%	0.24%
Total Annual Fund Operating Expenses	[1]	0.96%	1.74%
Fee Waiver/Expense Reimbursement	[1]	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.70%	1.48%
[1]	An expense limitation with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) for Class A shares to 0.70% and to limit the Total Annual Fund Operating Expenses for Class C Shares so that Class C benefits from a level of reimbursement (as expressed in basis points) that is the same as the level of reimbursement for Class A shares during the period. This expense limitation will continue through April 30, 2013, and cannot be terminated by RS Investments prior to that date.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example - Retail Class Prospectus RS High Income Municipal Bond Fund (USD $)	Class A	Class C
1 Year	444	251
3 Years	644	523
5 Years	862	919
10 Years	1,486	2,030

Assuming No Redemption
Expense Example, No Redemption - Retail Class Prospectus RS High Income Municipal Bond Fund (USD $)	Class A	Class C
1 Year	444	151
3 Years	644	523
5 Years	862	919
10 Years	1,486	2,030

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund’s investment team allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Fund’s investment team to be of comparable quality), commonly known as “high yield” or “junk” bonds.

In selecting securities for the Fund, the Fund’s investment team performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. The Fund’s investment team attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

Under normal circumstances at least 80% of the value of the Fund’s net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
  general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;
  specific obligation bonds, payable by a special tax or revenue source;
  revenue bonds, supported by a revenue source related to the project being financed;
  notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and
  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as “high yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. A default or expected default would likely also make it difficult for the Fund to sell an investment at a price approximating the value the Fund has previously placed on it.

The Fund also may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources or securities of issuers within a single state.

The Fund may invest in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.
Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer’s credit quality.

Municipal Obligations Risk

Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The return in the bar chart does not reflect the impact of sales loads. If it did, the return would be lower than that shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.

Best Quarter Second Quarter 2011 5.30% Worst Quarter Fourth Quarter 2010 -5.72%
Average Annual Total Returns (periods ended 12/31/11)
Average Annual Total Returns - Retail Class Prospectus RS High Income Municipal Bond Fund	1 Year	Since Inception	Inception Date
Class A	7.47%	6.12%	Dec. 31, 2009
Class A Return After Taxes on Distributions	7.47%	6.10%	Dec. 31, 2009
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.68%	5.99%	Dec. 31, 2009
Class C	9.94%	7.70%	Dec. 31, 2009
Class C Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	10.70%	6.46%	Dec. 31, 2009

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.